UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Schafer Brothers LLC
           --------------------------------------------------
Title:     Oscar S. Schafer, Managing Member
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Oscar S. Schafer        New York, NY                11/14/07
       ------------------------   ------------------------------  ----------
               [Signature]            [City, State]                 [Date]


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    29
                                                -------------

Form 13F Information Table Value Total:            $1,647,238
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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                                     Form 13F INFORMATION TABLE


                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE  SHARED    NONE
------------------------------  --------------- ---------  -------- ---------- --- ----  ---------- -------- ----  ------ ---------
ACCO BRANDS CORP                COM             00081T108    49,767  2,217,800               SOLE      X      X

AMERICAN STD COS INC DEL        COM             029712106    20,371    571,900               SOLE      X      X

AVIS BUDGET GROUP               COM             053774105   119,014  5,199,388               SOLE      X      X

COVIDIEN LTD                    COM             G2552X108     2,334     56,250               SOLE      X      X

CRYOLIFE INC                    COM             228903100    21,492  2,274,248               SOLE      X      X

DENBURY RES INC                 COM NEW         247916208    41,338    925,000               SOLE      X      X

ENDO PHARMACEUTICALS HLDGS I    COM             29264F205    85,712  2,764,000               SOLE      X      X

FLAMEL TECHNOLOGIES SA          SPONSORED ADR   338488109    56,152  6,246,047               SOLE      X      X

FLOWSERVE CORP                  COM             34354P105    45,990    603,700               SOLE      X      X

HEXCEL CORP NEW                 COM             428291108   109,256  4,810,900               SOLE      X      X

INTERNATIONAL FLAVOR&FRAGRA     COM             459506101    47,590    900,300               SOLE      X      X

MEDIVATION INC                  COM             58501N101    36,609  1,825,900               SOLE      X      X

MOODYS CORP                     COM             615369105    37,800    750,000               SOLE      X      X

MSC INDL DIRECT INC             CL A            553530106    21,986    434,600               SOLE      X      X

NEXEN INC COM                   COM             65334H102    74,240  2,427,400               SOLE      X      X

NOVEN PHARMACEUTICALS INC       COM             670009109    46,144  2,896,690               SOLE      X      X

PHARMION CORP                   COM             71715B409    52,619  1,140,420               SOLE      X      X

SALLY BEAUTY HLDGS INC          COM             79546E104   127,769 15,120,497               SOLE      X      X

SHIRE PLC                       SPONSORED ADR   82481R106    93,955  1,270,000               SOLE      X      X

SMART BALANCE                   COM             83169Y108    45,264  3,668,070               SOLE      X      X

SMART BALANCE                   WARRANT EXP     83169Y116    12,169  1,875,000               SOLE      X      X
                                12/30/200

TYCO INTL LTD NEW               COM             G9143X208    81,419  1,836,250               SOLE      X      X

TYCO INTL LTD NEW               COM             G9143X208    14,411    325,000     CALL      SOLE      X      X

ULURU                           COM             90403t100    55,112 11,676,315               SOLE      X      X

VIRGIN MEDIA INC                COM             92769L101    88,921  3,663,822               SOLE      X      X

WESTERN UN CO                   COM             959802109    96,842  4,618,100               SOLE      X      X

WRIGHT EXPRESS CORP             COM             98233Q105    26,038    713,573               SOLE      X      X

WYNDAM WORLDWIDE CORP           COM             98310W108   122,098  3,727,059               SOLE      X      X

WYNN RESORTS LTD                COM             983134107    14,826     94,100               SOLE      X      X


29 TOTAL DATA RECORDS                    1,647,238

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.

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